Changes to accounting policies	12 Months Ended
Jan. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Changes to accounting policies
Changes to accounting policies
Adoption of IFRS 15 Revenue from contracts with customers
IFRS 15 establishes comprehensive guidelines for determining when to recognize revenue and how much revenue to recognize. The Group adopted this new standard effective February 1, 2018, as required, using the full retrospective transition method in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors.
The core principle in that framework is that a company should recognize revenue to depict the transfer of control of promised goods or services to the customer in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. To determine revenue recognition for arrangements that a company determines are within the scope of IFRS 15, a company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the company satisfies a performance obligation.
The Group assessed the effect of adoption of this standard as it relates to the license and collaboration agreement with Sarepta (the 'Sarepta Agreement') and the license and commercialization agreement with Eurofarma (the 'Eurofarma Agreement').
The Sarepta Agreement and the Eurofarma Agreement grant the rights in specific territories to commercialize products in the Group’s utrophin modulator pipeline and ridinilazole, respectively, as well as the provision of the associated research and development activities. Such activities result in a service that is the output of the Group’s ordinary activities. The Group assessed that the revenues from these agreements are in the scope of IFRS 15.

3. Changes to accounting policies (continued)
For both of these agreements, the Group assessed that the license to commercialize the Group’s intellectual property is not distinct in the context of the contract and that there is a transformational relationship between the license and the research and development activities delivered as they are highly interrelated elements of the contract. The Group therefore determined that there is one single performance obligation under IFRS 15 in relation to the license granted and the research and development activities, which is the transfer of a license for which the associated research and development activities are completed over time. The transaction price of these agreements includes upfront payments, development and regulatory milestone payments, development cost share income, sales milestones and sales-based royalties. Milestone payments are included in the transaction price only when it becomes highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. The relevant transaction price elements are allocated to the performance obligation identified being the transfer of a license for which the associated research and development activities are completed over time. The revenues are recognized over the development period using an output method based on time elapsed, reflecting both the increase in value of the license and the progression of the research and development activities over the development period towards potential commercialization of the product. Sales milestones and sales-based royalties are not included in the Group’s revenues when the associated clinical program is still in development. The predominant element of the performance obligation that the sales milestones and sales-based royalties relate to is the license granted and hence the revenues are recognized when the related sales occur.
The Sarepta Agreement also has a number of further performance obligations, including research and clinical development activities relating to the future generation small molecule utrophin modulators and the license granted to commercialize in Latin America, which is at the option of Sarepta. The development, regulatory and sales milestone payments allocated to the future generation candidate activities and Latin America license granted are contingent on future activities, and, as a result, would only be included in the transaction price and accounted for as revenue when it would be highly probable that a significant reversal in the amount of cumulative revenue recognized would not occur. The relevant sales-based royalties would be recognized when the related sales occur, as the license granted is the predominant element of the performance obligation. The development cost share income allocated to clinical trial wind-down activities, which is also a separate performance obligation within the Sarepta Agreement, are recognized using an input method based on costs incurred.
Due to the adoption of IFRS 15, the $22.0 million (£17.2 million) development milestone payment the Group received in May 2017 as part of the Sarepta Agreement, which had previously been recognized in full under IAS 18 during the Group's fiscal year ended January 31, 2018, was recognized as revenue over the development period. Similarly, development cost share income from Sarepta which commenced from January 1, 2018, under the agreement was recognized as revenue over the development period. As a result of this change, £13.1 million of income related to the Sarepta Agreement previously recognized as revenue during the year ended January 31, 2018, was classified as deferred revenue in the opening Statement of Financial Position as at February 1, 2018. The adjustment consisted of (i) £12.4 million related to the development milestone payment; and (ii) £0.7 million related to development cost share income related to Sarepta’s share of research and development costs incurred in January 2018 (the first month that the cost share component of the agreement was in effect).
In June 2018, the Group announced the discontinuation of the development of ezutromid after its Phase 2 clinical trial, PhaseOut DMD, did not meet its primary or secondary endpoints. As a result, the Group updated the development period over which the Sarepta revenues allocated to the license and the research and development activities performance obligation were recognized, with the development period deemed to have concluded in June 2018 in line with when development of ezutromid was discontinued. This resulted in all revenues relating to the Sarepta Agreement that were previously deferred in the Statement of Financial Position being released in full during the year ended January 31, 2018. The Group continues to receive cost share income from Sarepta, at 45% of eligible costs, including for wind-down activities for the ezutromid clinical trial. This cost share income is recognized as revenue when such costs are incurred. The Group does not expect to receive any further milestone payments from Sarepta.
The Group’s assessment resulted in there being no difference in the accounting treatment of the Eurofarma Agreement under IAS 18 and IFRS 15. Revenues recognized relating to the agreement during the year ended January 31, 2018, under IAS 18 related only to the upfront payment, which was initially reported as deferred revenue in the Statement of Financial Position and is being recognized as revenue over the development period. This is consistent with the accounting treatment under IFRS 15.
This change in accounting policy has been reflected retrospectively in the comparative Statement of Financial Position, the comparative Statement of Comprehensive Income, the comparative Statement of Cash Flows and the comparative Statement of Changes in Equity for the year ended January 31, 2018. The opening Statement of Financial Position as at February 1, 2017, is in line with comparative amounts disclosed in the financial statements for the year ended January 31, 2017, as there was no impact of this change in accounting policy on the Statement of Financial Position as at January 31, 2017.
3. Changes to accounting policies (continued)
The impact of this change in accounting policy on the comparatives to these financial statements was an increase in non-current and current deferred revenue, an increase in accumulated losses reserve, a reduction in revenue historically recognized, and a presentational change to the Statement of Cash Flows. The increase in non-current and current deferred revenue for the year ended January 31, 2018, and reduction in revenue recognized during the year ended January 31, 2018, relate to the difference between the accounting treatment of the Sarepta development milestone payment and development cost share income under IAS 18 and IFRS 15, as described above, which is recognized as revenue over the remainder of the determined development period.

	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Impact on Consolidated Statement of Financial Position	£000s	£000s	£000s
Non-current liabilities
Deferred revenue	(18,033)	(27,270)	(9,237)
Current liabilities
Deferred revenue	(10,012)	(13,834)	(3,822)
Equity
Accumulated losses reserve	(80,898)	(93,957)	(13,059)

	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Impact on Consolidated Statement of Comprehensive Income	£000s	£000s	£000s
Revenue	25,419	12,360	(13,059)
Loss for the year	(7,131)	(20,190)	(13,059)

	Original Year ended January 31, 2018	Adjusted Year ended January 31, 2018	Impact
Impact on Consolidated Statement of Cash Flows	£000s	£000s	£000s
Loss before income tax	(10,893)	(23,952)	(13,059)
Adjusted for:
(Decrease) / increase in deferred revenue	(2,482)	10,577	13,059
Impact on net cash used by operating activities	(13,375)	(13,375)	—

The Group will continue to monitor interpretations released by the IFRS Interpretations Committee and amendments to IFRS 15 and, as appropriate, will adopt these from the effective dates.
For details of revenue recognition during the year ended January 31, 2019, see Note 5 'Revenue.'

Adoption of IFRS 9 Financial Instruments
The Group adopted IFRS 9 Financial Instruments effective February 1, 2018. There has been no impact on the Group’s net results or net assets for the year ended January 31, 2019, and 2018 as a result of adoption.

Impact assessment of IFRS 16 Leases
IFRS 16 specifies how to recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. The standard is effective for reporting periods beginning on or after January 1, 2019, and replaces the accounting standard IAS 17 Leases. Two adoption methods are permitted for transition: retrospectively to all prior reporting periods presented in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, with certain practical expedients permitted; or retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application.
3. Changes to accounting policies (continued)
At inception of a contract, a company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. A right-of-use asset and a lease liability are recognized at the lease commencement date. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method. The lease term includes periods covered by an option to extend if it is reasonably certain to exercise that option and period covered by an option to terminate if it is reasonably certain not to exercise that option. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the applicable incremental borrowing rate. The lease liability is subsequently measured at amortized cost using the effective interest method and is remeasured when there is a change in future lease payments or if the assessment of whether a company will exercise a purchase, extension or termination option.
The Group has elected to adopt this new standard effective February 1, 2019, as required, using the full retrospective transition method in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Under this method, the Group will adjust its results for the years ended January 31, 2018, and 2019, and applicable interim periods, as if IFRS 16 had been effective for those periods. To date, the Group has assessed the effect of adoption of this standard as it relates to its leased properties in Oxford and Cambridge, U.K., and has concluded that any other contracts are not within the scope of IFRS 16 or are of low value, for which the Group has elected not to apply the requirement of IFRS 16. Currently, the Group anticipates the effects of adoption of IFRS 16 to be as described below. Estimated impacts from the adoption could differ upon the final adoption and implementation of the standard.
The adoption of IFRS 16 is not expected to have a significant impact on the Group’s net results or net assets. The Group expects the accounting for the right-of-use asset and lease liability to be the most significant change in accounting for leases. The Group will no longer recognize a lease incentive accrual and will be required to reclassify some costs from research and development expenses and general and administration expenses to finance costs, being the interest expense on lease liabilities. In addition, some amounts previously presented as cash flows from operating activities in the Group's Consolidated Statement of Cash Flows will be presented as cash flows from financing activities.
The Group has performed an evaluation of the expected effect of adoption on the accounting for the U.K. leased properties. The Group currently estimates the effect to the financial statements for the year ended January 31, 2019, after the adoption of IFRS 16 will be an increase in both gross assets and liabilities of £0.9 million.
The quantitative amount provided above is an estimate of the expected effects of the Group’s adoption of IFRS 16. This amount represents management’s best estimates of the effects of adopting IFRS 16 at the time of the preparation of these financial statements. The actual quantitative effects of the adoption of IFRS 16 are subject to change from these estimates and such change may be significant, pending the completion of the Group’s assessment in the first quarter to April 30, 2019.
The Directors do not expect that the adoption of the remaining standards and interpretations in future periods will have a material impact on the financial statements of the Group.
During the year ended January 31, 2019, the following additional new standards, amendments to standards or interpretations became effective for the first time. The adoption of these interpretations, standards or amendment to standards were either not relevant for the Group or have not led to any significant impact on the Group’s financial statements.

International Accounting Standards (IAS/IFRS)	Effective Date
IFRS 9 Financial Instruments (as revised in 2014)	January 1, 2018
Amendment to IFRS 2 Share Based Payments, Classification and Measurement of Share-based Payment Transactions	January 1, 2018
Amendments resulting from Annual Improvements 2014–2016 Cycle	January 1, 2018
IFRIC 22 Foreign Currency Transactions and Advance Consideration	January 1, 2018

3. Changes to accounting policies (continued)
At the date of signing these Consolidated Financial Statements, the following standards, amendments and interpretations, which have not been applied in these financial statements, were in issue but not yet effective:

International Accounting Standards (IAS/IFRS)	Effective Date
IFRS 16 Leases	January 1, 2019
Amendments to IFRS 9 Financial Instruments, Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IAS 19 Employee Benefits, Plan amendments, curtailments or settlements	January 1, 2019
Amendments resulting from Annual Improvements 2015–2017 Cycle	January 1, 2019
IFRIC 23 Uncertainty over Income Tax Treatments	January 1, 2019
Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020
Amendments to IFRS 3 Business Combinations, Definition of a Business	January 1, 2020